Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 800,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	122,480.00
Total Offset Amount	6,263.00
Net Fee	$ 116,217.00